Note 7 - Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2014
Note 7 - Investment in Affiliates (Tables) [Line Items]
Equity Method Investments [Table Text Block]
	As of December 31,
	2013	2014
	RMB	RMB
Teamhead Automobile	473	498
Jiaxing	192	—
Sincere Fame	188,576	219,205
Total	189,241	219,703

Income Statement [Member]
Note 7 - Investment in Affiliates (Tables) [Line Items]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
	Year Ended December 31,
	2012	2013	2014
Results of operation	RMB	RMB	RMB
Net Revenues	328,385	365,521	403,908
Gross profit	240,644	295,954	346,688
Income from operations	89,963	139,211	184,531
Net profit	73,869	116,674	148,891

Balance Sheet [Member]
Note 7 - Investment in Affiliates (Tables) [Line Items]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
	As of December 31,
	2013	2014
	RMB	RMB
Balance sheet
Current assets	641,314	364,045
Non-current assets	556,067	1,335,315
Current liabilities	582,734	929,731
Non-current liabilities	1,057	2,904